Total
BNY Mellon Natural Resources Fund
Fund Summary
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 11 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Natural Resources Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Natural Resources Fund	Class A	Class C	Class I	Class Y
Management fees	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) fees	none	0.75%	none	none
Shareholder services fees	0.25%	0.25%	none	none
Miscellaneous other expenses	0.15%	0.12%	0.15%	0.05%
Total other expenses	0.40%	0.37%	0.15%	0.05%
Total annual fund operating expenses	1.15%	1.87%	0.90%	0.80%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Natural Resources Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	685	919	1,172	1,892
Class C	290	588	1,011	2,190
Class I	92	287	498	1,108
Class Y	82	255	444	990

Expense Example No Redemption - BNY Mellon Natural Resources Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	685	919	1,172	1,892
Class C	190	588	1,011	2,190
Class I	92	287	498	1,108
Class Y	82	255	444	990

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 89.32% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of companies in the natural resources and natural resources related sectors. Generally, these are companies principally engaged in owning or developing natural resources, or supplying goods, technology and services relating to natural resources. The fund invests in growth and value stocks and typically will maintain exposure to the major natural resources sectors. Using fundamental research and direct management contact, the fund's sub-adviser, Newton Investment Management North America, LLC, an affiliate of BNY Mellon Investment Adviser, Inc., seek stocks of companies with strong positions in their natural resources sector, sustained achievement records and strong financial condition. Although the fund has no limits on the weightings of securities in any particular natural resources sector or in any individual company, the fund's sub-adviser typically does not intend to invest more than 5% of its net assets in any individual company. The fund may invest in companies of any market capitalization. The fund may invest in foreign securities, including emerging markets securities, without limitation.

The fund typically sells a stock when, in the sub-adviser's view, the reasons for buying it no longer apply or when the company begins to show deteriorating fundamentals or poor relative performance or when a stock is fully valued by the market. The fund may also sell a stock to secure gains, limit losses or redeploy assets into more promising opportunities.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%)Class A Shares

Best Quarter Q1, 2022: 34.53% Worst Quarter Q1, 2020: -36.04%

Average Annual Total Returns (as of 12/31/23)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of a period.

For the fund's Class Y shares, periods prior to the inception date reflect the performance of the fund's Class I shares. Such performance figures have not been adjusted to reflect applicable class expenses of Class Y shares. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Average Annual Returns - BNY Mellon Natural Resources Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	(4.28%)	17.04%	6.93%
Class C	(0.05%)	17.58%	6.79%
Class I	1.80%	18.72%	7.84%
Class Y	1.91%	18.85%	7.94%	Sep. 01, 2015
After Taxes on Distributions | Class A	(7.00%)	15.42%	6.05%
After Taxes on Distributions and Sale of Fund Shares | Class A	(0.86%)	13.61%	5.45%
S&P 500® Index reflects no deductions for fees, expenses or taxes	26.27%	15.68%	12.02%
S&P Global Natural Resources Index reflects no deductions for fees, expenses or taxes	4.08%	11.15%	5.15%